Capital Stock (Tables)	9 Months Ended
Sep. 30, 2017
Capital Stock [Abstract]
Schedule of restricted shares (after share exchange)
	December 31,		September 30,
	2015	2016	2017
			(Unaudited)
Restricted stock - vested	4,592,943	7,787,490	9,942,050
Restricted stock - unvested	6,184,000	2,492,248	337,688
Total restricted stock	10,776,943	10,279,738	10,279,738